Shareholders' Deficit - Ordinary Shares (Details)				12 Months Ended
	Sep. 05, 2021 shares	Jul. 19, 2021 shares	Apr. 07, 2021 shares	Dec. 31, 2022 Vote $ / shares shares	Mar. 31, 2023 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Shareholders' Deficit
Common shares, shares outstanding				2,000,000	2,000,000	2,000,000
Number of shares issued				2,000,000
Common shares, shares authorized (in shares)				200,000,000	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote				1	1
Common shares, shares issued (in shares)				2,000,000	2,000,000	2,000,000
Founder shares
Shareholders' Deficit
Number of shares cancellation		575,000
Common shares, shares outstanding		2,300,000
Sponsor
Shareholders' Deficit
Number of shares cancellation		575,000
Common shares, shares outstanding		2,300,000		2,000,000	2,000,000
Number of shares issued			2,875,000
Over-allotment option | Founder shares
Shareholders' Deficit
Common shares, shares outstanding				2,000,000		2,000,000
Forfeiture of Founder Shares in connection with the expiration of overallotment option	300,000
Over-allotment option | Sponsor
Shareholders' Deficit
Shares subject to forfeiture	300,000
Ordinary shares subject to redemption | IPO
Shareholders' Deficit
Ordinary shares issued				953,033	856,042	8,000,000